Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2022
Summary of Significant Accounting Policies (Details) [Line Items]
Non controlling interests	100.00%
Mining interests [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful live of plant and equipment	unit of production based upon estimated proven and probable reserves
Plant and Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful live of plant and equipment	3-30 years over straight line basis
Corporate Office Equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful live of plant and equipment	3-10 years over straight line basis